Significant Accounting Policies - Computation of Basic Net Income (Loss) and Diluted Net Loss Per Share Data (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss)	$ (9,142,191)	$ (1,860,461)	$ (6,781,788)	$ (2,932,978)	$ (6,665,627)	$ (19,887,040)	$ (8,407,341)
Less change in fair value of warrant liability	(170,000)	1,456,000	5,129,000	3,036,000	7,538,000	(10,388,000)	(2,026,000)
Net (loss) for diluted earnings per share	$ (9,142,191)	$ (3,316,461)	$ (11,910,788)	$ (5,968,978)	$ (14,203,627)	$ (19,887,040)	$ (8,407,341)
Denominator:
Weighted-average basic common shares outstanding	3,985,663	1,346,124	2,667,799	1,337,702	1,342,174	1,274,153	1,253,231
Assumed conversion of dilutive securities:
Common stock purchase warrants		83,611		83,611	3,987
Potentially dilutive common shares		83,611		83,611	3,987
Denominator for diluted earnings per share - adjusted weighted-average shares	3,985,663	1,429,735	2,667,799	1,421,313	1,346,161	1,274,153	1,253,231
Basic net income (loss) per share	$ (2.29)	$ (1.38)	$ (2.54)	$ (2.19)	$ (4.97)	$ (15.61)	$ (6.71)
Diluted net income (loss) per share	$ (2.29)	$ (2.32)	$ (4.46)	$ (4.20)	$ (10.55)	$ (15.61)	$ (6.71)